WisdomTree Trust

250 West 34th Street, 3rd Floor

New York, NY 10119

November 2, 2023

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: File Room

Re:	WisdomTree Trust (the “Trust”)

File Nos. 333-132380 and 811-21864

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the form of Prospectus and Statement of Additional Information, each dated November 1, 2023, relating to the Trust’s International Equity, Fixed Income, Capital Efficient, Megatrend, ESG, and Emerging Markets Equity ETFs, do not differ from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 895 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 30, 2023 (Accession No. 0001214659-23-014098).

Any comments or questions with respect to this filing should be directed to my attention at (917) 267-3855.

Very truly yours,

/s/ Joanne Antico

Joanne Antico

Secretary

cc:	Laura Flores, Esq.

W. John McGuire, Esq.